Stockholders' Equity (Details) - $ / shares		1 Months Ended	7 Months Ended
	Aug. 04, 2020	Sep. 21, 2020	Dec. 31, 2020	Jun. 30, 2020	Jun. 04, 2020
Stockholders’ Equity (Textual)
Percentage of shares issued and outstanding		20.00%
Common stock, shares outstanding	7,906,250
Percentage of number of shares			20.00%
Preference shares authorized			1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001
Warrants, description			(a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A common stock issuable upon exercise of the Public Warrants.
Warrant expiration			5 years
Common stock, description			If (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 10 trading day period starting on the trading day after the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Public warrants for redemption			The Company may call the Public Warrants for redemption: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption; and ● if, and only if, the last sales price of the Class A common stock equals or exceeds $18.00 per share on each of 20 trading days within the 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Common Class A [Member]
Stockholders’ Equity (Textual)
Common stock, shares authorized			200,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares issued			4,176,807
Subject to possible redemption			25,823,193
Common stock, shares outstanding			4,176,807
Class B Common Stock [Member]
Stockholders’ Equity (Textual)
Common stock, shares authorized			20,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares issued			7,500,000
Common stock, share issued				7,187,500
Stock Split, shares	7,906,250
Shares forfeited by company		406,250
Aggregate of initial public offering units		7,500,000
Common stock, shares outstanding			7,500,000